UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04604
      ---------------------------------------------------------------------

                              Credit Suisse Capital Funds
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                           Credit Suisse Capital Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.




                                                        CREDIT | ASSET
                                                        SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2005
(unaudited)

         o  CREDIT SUISSE
            LARGE CAP VALUE FUND

         o  CREDIT SUISSE
            SMALL CAP VALUE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the the Funds, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND FUNDS' HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2005; THESE VIEWS AND THE FUNDS' HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE LARGE CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    June 1, 2005
Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 04/30/05

SHARE CLASS/BENCHMARK                                               PERFORMANCE
Common 1                                                            6.97%
Advisor 1                                                           6.72%
Class A 1,2                                                         6.81%
Class B 1,2                                                         6.45%
Class C 1,2                                                         6.43%
Russell 1000(R) Value Index 3                                       6.72%

      Performance for the Fund's Class A shares, Class B shares and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

      Stocks surged in the first two months of the period, aided by a concluded Presidential election that removed a good deal of political uncertainty. Encouraging employment and inflation data at the time also helped. Market sentiment turned negative in early March, however, as investors grew cautious amid signs of economic softening seemingly brought on by high oil prices and rising short term interest rates. On thte earnings front, while first-quarter 2005 results generally met or exceeded expectations, this provided little support late in the period as the future profit picture dimmed.

      Health care, consumer staples, and utilities stocks outperformed as investors favored relatively defensive sectors. Energy was another good performer amid high oil prices. Technology stocks and the oil-sensitive transportation sector were among the poor performers for the period.

STRATEGIC REVIEW: TECHNOLOGY ADDS VALUE DESPITE OUT-OF-FAVOR SECTOR

      The Fund's Common Class Shares and Class A Shares outperformed the Fund's benchmark in the period, aided by good stock selection in the financial services, major oil, and transportation sectors. Our exposure within the last area was largely limited to Burlington Northern (0.88% of the Fund's portfolio as of April 30, 2005), a railroad company that performed well as commodity-shipping revenues rose. The Fund's technology stocks collectively had a gain, despite a poor environment for technology stocks generally. The Fund's energy

CREDIT SUISSE LARGE CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

services stocks had lagging results. The Fund's consumer discretionary holdings had negative performance in both absolute and relative terms.

      In terms of noteworthy recent portfolio activity, our purchases included Pfizer (0.97% of the Fund's portfolio as of April 30, 2005), which had declined over the past year on product-pipeline concerns. We believed that a fair amount of negativity had become priced into the stock, which could be aided going forward by the company's recently announced cost-cutting program. We also purchased Office Depot (1.30% of the Fund's portfolio as of April 30, 2005), a retailer that we believe might be a successful turnaround story under a new CEO. The company is generating good free cash flows and we see potential for significant stock repurchases.

      On the sales side, we eliminated our position in Alcoa based in part on our concerns over the company's input costs. We also sold our position in Tribune, a newspaper publisher, based on a weaker than expected recovery in advertising revenues and the related increased competition from internet companies.

      Going forward, we will continue to adhere to our general strategy of investing in dividend-paying stocks of companies with large market capitalizations. Using proprietary bottom-up equity research and detailed quantitative analyses, we look for stocks that are deeply discounted to our view of their upside potential, in terms of valuation and/or income, with an emphasis on companies that stand to benefit from the positive impact of a likely significant event.

The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE LARGE CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005 1
                  ---------------------------------------------

                                                           SINCE     INCEPTION
                           1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
                           ------   -------   --------   ---------   ---------

Common Class                13.04%       --         --        4.98%    8/01/00
Advisor Class               12.47%       --         --       14.38%    6/06/03
Class A Without
   Sales Charge             12.72%     4.11%     11.96%      11.74%    7/09/92
Class A With Maximum
   Sales Charge              6.22%     2.89%     11.30%      11.22%    7/09/92
Class B Without CDSC        11.88%     3.34%        --        9.35%    2/28/96
Class B With CDSC            7.88%     3.34%        --        9.35%    2/28/96
Class C Without CDSC        11.88%     3.32%        --        5.05%    2/28/00
Class C With CDSC           10.88%     3.32%        --        5.05%    2/28/00


                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005 1
                  ---------------------------------------------

                                                           SINCE     INCEPTION
                           1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
                           ------   -------   --------   ---------   ---------

Common Class                11.60%       --         --        4.29%    8/01/00
Advisor Class               11.05%       --         --       12.08%    6/06/03
Class A Without
   Sales Charge             11.29%     3.37%     11.48%      11.42%    7/09/92
Class A With Maximum
   Sales Charge              4.88%     2.15%     10.82%      10.90%    7/09/92
Class B Without CDSC        10.50%     2.60%        --        8.93%    2/28/96
Class B With CDSC            6.50%     2.60%        --        8.93%    2/28/96
Class C Without CDSC        10.44%     2.59%        --        4.40%    2/28/00
Class C With CDSC            9.44%     2.59%        --        4.40%    2/28/00


      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

CREDIT SUISSE LARGE CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


-----------------
1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 0.69%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 2.47%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 5.43%.

3 The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE LARGE CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE LARGE CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------



                                COMMON      ADVISOR
ACTUAL FUND RETURN              CLASS        CLASS        CLASS A      CLASS B      CLASS C
                              ----------   ----------   ----------   ----------   ----------
Beginning Account
   Value 11/1/04              $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account
   Value 4/30/05              $ 1,069.70   $ 1,067.20   $ 1,068.10   $ 1,064.50   $ 1,064.30
Expenses Paid per $1,000*     $     4.62   $     7.18   $     5.90   $     9.73   $     9.72

HYPOTHETICAL 5% FUND RETURN
Beginning Account
   Value 11/1/04              $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account
   Value 4/30/05              $ 1,020.33   $ 1,017.85   $ 1,019.09   $ 1,015.37   $ 1,015.37
Expenses Paid per $1,000*     $     4.51   $     7.00   $     5.76   $     9.49   $     9.49

                                COMMON      ADVISOR
                                CLASS        CLASS        CLASS A      CLASS B      CLASS C
                              ----------   ----------   ----------   ----------   ----------
ANNUALIZED EXPENSE RATIOS*          0.90%        1.40%        1.15%        1.90%        1.90%


-------------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE LARGE CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                  [BAR CHART]

SECTOR BREAKDOWN*

Financial Services                   28.2%
Other                                12.5%
Integrated Oils                       9.1%
Consumer Staples                      8.1%
Consumer Discretionary                7.6%
Producer Durables                     7.5%
Health Care                           7.0%
Materials & Processing                5.4%
Other Energy                          5.2%
Utilities                             4.8%
Technology                            1.9%
Short-Term Investments                1.8%
Autos & Transportation                0.9%

-------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE SMALL CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    June 1, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 04/30/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common 1                                                             5.87%
Class A 1,2                                                          5.84%
Class B 1,2                                                          5.44%
Class C 1,2                                                          5.45%
Russell 2000(R) Index 3                                             (0.15)%
Russell 2000(R) Value Index 3                                        1.52%

      Performance for the Fund's Class A shares, Class B shares and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

      Stocks surged in the first two months of the period, aided by a concluded Presidential election that removed a good deal of political uncertainty. Encouraging employment and inflation data at the time also helped. Market sentiment turned negative in early March, however, as investors grew cautious amid signs of economic softening seemingly brought on by high oil prices and rising short term interest rates. On the earnings front, while first-quarter 2005 results generally met or exceeded expectations, this provided little support late in the period as the future profit picture dimmed.

      Consumer staples and utilities stocks outperformed as investors favored relatively defensive sectors. The energy sector had solid performance amid high oil prices. Technology stocks struggled, especially in the small-cap area. The oil-sensitive transportation sector also had poor performance.

STRATEGIC REVIEW: PRODUCER DURABLES, ENERGY HOLDINGS DRIVE OUTPERFORMANCE

      The Fund's gain and outperformance was driven by several factors, not the least of which was stock selection in the producer durables sector. Good performers here included Flowserve (1.34% of the Fund's portfolio as of April 30, 2005), a manufacturer of industrial equipment used in petroleum refining. The Fund's energy stocks also performed well, and our overweighting in the sector was an additional plus. The Fund's underweightings in the technology and financial services sector also proved beneficial to relative performance, while its underweighting in the utilities sector hindered relative return.

CREDIT SUISSE SMALL CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      With regard to noteworthy portfolio activity, our purchases included 4Kids Entertainment (1.32% of the Fund's portfolio as of April 30, 2005), which we deemed attractive based on its valuation, balance sheet and potential for earnings improvements. Two other consumer names we added were Jacuzzi Brands (0.87% of the Fund's portfolio as of April 30, 2005), a turnaround story with potential margin improvement; and Landry Restaurants (0.91% of the Fund's portfolio as of April 30, 2005), a chain that was trading at a large discount to its peer group. We believe a recent acquisition could be accretive to next year's earnings. In the financial services sector, we purchased Partners Trust (0.85% of the Fund's portfolio as of April 30, 2005), a bank selling at a discount to its peers that is located in the consolidating New York state market. Noteworthy sales included eSpeed, an online trading company whose fundamentals became less attractive to us.

      Going forward, we will continue to seek to identify undervalued stocks of small US companies. Using proprietary bottom-up equity research, we look for stocks that are deeply discounted to our view of their upside potential, with an emphasis on companies that stand to benefit from the positive impact of a likely significant event.

The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe

      INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE SMALL CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005 1
                  ---------------------------------------------

                                                           SINCE     INCEPTION
                           1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
                           ------   -------   --------   ---------   ---------

Common Class                17.98%       --         --       13.81%    8/01/00
Class A Without
   Sales Charge             18.00%    13.32%     12.43%      14.08%    7/09/92
Class A With Maximum
   Sales Charge             11.24%    11.99%     11.77%      13.55%    7/09/92
Class B Without CDSC        17.07%    12.47%        --       11.01%    2/28/96
Class B With CDSC           13.07%    12.47%        --       11.01%    2/28/96
Class C Without CDSC        17.08%    12.46%        --       14.88%    2/28/00
Class C With CDSC           16.08%    12.46%        --       14.88%    2/28/00

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005 1
                  ---------------------------------------------

                                                           SINCE     INCEPTION
                           1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
                           ------   -------   --------   ---------   ---------

Common Class                13.00%       --         --       12.27%    8/01/00
Class A Without
   Sales Charge             12.99%    12.56%     11.55%      13.50%    7/09/92
Class A With Maximum
   Sales Charge              6.50%    11.23%     10.89%      12.98%    7/09/92
Class B Without CDSC        12.16%    11.70%        --       10.24%    2/28/96
Class B With CDSC            8.16%    11.70%        --       10.24%    2/28/96
Class C Without CDSC        12.14%    11.72%        --       13.42%    2/28/00
Class C With CDSC           11.14%    11.72%        --       13.42%    2/28/00


      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

CREDIT SUISSE SMALL CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

----------------
1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 0.25%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%) was 1.62%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 4.50%.

3 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks which includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

CREDIT SUISSE SMALL CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE SMALL CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------



                                             ADVISOR
ACTUAL FUND RETURN                            CLASS       CLASS A      CLASS B      CLASS C
                                           ----------   ----------   ----------   ----------
Beginning Account Value 11/1/04            $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 4/30/05               $ 1,058.70   $ 1,058.40   $ 1,054.40   $ 1,054.50
Expenses Paid per $1,000*                  $     7.04   $     7.04   $    10.85   $    10.85

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 11/1/04            $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 4/30/05               $ 1,017.95   $ 1,017.95   $ 1,014.23   $ 1,014.23
Expenses Paid per $1,000*                  $     6.90   $     6.90   $    10.64   $    10.64


                                             ADVISOR
                                              CLASS       CLASS A      CLASS B      CLASS C
                                           ----------   ----------   ----------   ----------
ANNUALIZED EXPENSE RATIOS*                       1.38%        1.38%        2.13%        2.13%


-------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE SMALL CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

FINANCIAL SERVICES                   17.8%
MATERIAL & PROCESSING                16.9%
CONSUMER DISCRETIONARY               15.9%
PRODUCER DURABLES                    13.5%
OTHER ENERGY                         10.2%
AUTOS & TRANSPORTATION                5.6%
HEALTH CARE                           5.5%
UTILITIES                             4.9%
OTHER                                 2.9%
TECHNOLOGY                            2.8%
SHORT-TERM INVESTMENTS                2.2%
CONSUMER STAPLES                      1.8%

------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                               NUMBER OF
                                                                                SHARES            VALUE
                                                                             -------------    ---------------
COMMON STOCKS (98.3%)
AEROSPACE & DEFENSE (5.1%)
   Lockheed Martin Corp.                                                           151,000    $     9,203,450
   United Technologies Corp.                                                        80,100          8,147,772
                                                                                              ---------------
                                                                                                   17,351,222
                                                                                              ---------------

AUTO COMPONENTS (1.4%)
   Johnson Controls, Inc.                                                           87,200          4,784,664
                                                                                              ---------------

BANKS (12.8%)
   Bank of America Corp.                                                           223,674         10,074,277
   Mellon Financial Corp.                                                          209,200          5,792,748
   North Fork Bancorporation, Inc.                                                 171,000          4,813,650
   U.S. Bancorp                                                                    117,300          3,272,670
   Wachovia Corp.                                                                  185,200          9,478,536
   Wells Fargo & Co.                                                               168,900         10,123,866
                                                                                              ---------------
                                                                                                   43,555,747
                                                                                              ---------------

BEVERAGES (1.0%)
   Coca-Cola Enterprises, Inc.                                                     162,800          3,304,840
                                                                                              ---------------

BUILDING PRODUCTS (1.1%)
   American Standard Companies, Inc.                                                84,500          3,777,995
                                                                                              ---------------

CHEMICALS (3.7%)
   Du Pont (E. I.) de Nemours & Co.                                                172,600          8,131,186
   PPG Industries, Inc.                                                             65,900          4,451,545
                                                                                              ---------------
                                                                                                   12,582,731
                                                                                              ---------------

COMPUTERS & PERIPHERALS (0.9%)
   International Business Machines Corp.                                            39,900          3,047,562
                                                                                              ---------------

CONTAINERS & PACKAGING (0.5%)
   Smurfit-Stone Container Corp.*                                                  140,338          1,839,831
                                                                                              ---------------

DIVERSIFIED FINANCIALS (8.9%)
   Capital One Financial Corp.                                                      80,900          5,735,001
   Citigroup, Inc.                                                                 227,600         10,688,096
   Fannie Mae                                                                       68,300          3,684,785
   Lehman Brothers Holdings, Inc.                                                   50,600          4,641,032
   Morgan Stanley                                                                  101,900          5,361,978
                                                                                              ---------------
                                                                                                   30,110,892
                                                                                              ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.8%)
   ALLTEL Corp.                                                                     43,700          2,489,152
   Telus Corp.                                                                     190,000          5,667,700
   Verizon Communications, Inc.                                                    133,400          4,775,720
                                                                                              ---------------
                                                                                                   12,932,572
                                                                                              ---------------

ELECTRIC UTILITIES (1.0%)
   Progress Energy, Inc.                                                            84,100          3,531,359
                                                                                              ---------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                               NUMBER OF
                                                                                SHARES            VALUE
                                                                             -------------    ---------------
COMMON STOCKS
ELECTRICAL EQUIPMENT (1.0%)
   Emerson Electric Co.                                                             56,500    $     3,540,855
                                                                                              ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
   Diebold, Inc.@                                                                   95,800          4,633,846
                                                                                              ---------------

ENERGY EQUIPMENT & SERVICES (1.7%)
   Weatherford International, Ltd.*@                                               110,700          5,773,005
                                                                                              ---------------

FOOD PRODUCTS (1.5%)
   General Mills, Inc.                                                             104,500          5,162,300
                                                                                              ---------------

HEALTHCARE PROVIDERS & SERVICES (2.1%)
   Aetna, Inc.                                                                      95,600          7,014,172
                                                                                              ---------------

HOTELS, RESTAURANTS & LEISURE (1.1%)
   McDonald's Corp.                                                                127,600          3,739,956
                                                                                              ---------------

HOUSEHOLD DURABLES (0.7%)
   Maytag Corp.@                                                                   259,900          2,518,431
                                                                                              ---------------

HOUSEHOLD PRODUCTS (3.3%)
   Procter & Gamble Co.                                                            203,900         11,041,185
                                                                                              ---------------

INDUSTRIAL CONGLOMERATES (7.6%)
   General Electric Co.                                                            290,600         10,519,720
   Textron, Inc.                                                                    86,800          6,540,380
   Tyco International, Ltd.                                                        277,100          8,676,001
                                                                                              ---------------
                                                                                                   25,736,101
                                                                                              ---------------

INSURANCE (6.5%)
   Allstate Corp.                                                                  106,000          5,952,960
   Hartford Financial Services Group, Inc.                                         138,300         10,008,771
   St. Paul Companies, Inc.                                                        168,800          6,043,040
                                                                                              ---------------
                                                                                                   22,004,771
                                                                                              ---------------

MACHINERY (3.5%)
   Eaton Corp.                                                                      87,200          5,114,280
   ITT Industries, Inc.                                                             73,800          6,675,948
                                                                                              ---------------
                                                                                                   11,790,228
                                                                                              ---------------

MEDIA (1.0%)
   Viacom, Inc. Class B                                                             97,000          3,358,140
                                                                                              ---------------

MULTILINE RETAIL (2.0%)
   Federated Department Stores, Inc.                                               116,600          6,704,500
                                                                                              ---------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                               NUMBER OF
                                                                                SHARES            VALUE
                                                                             -------------    ---------------
COMMON STOCKS
OIL & GAS (12.6%)
   Apache Corp.                                                                     94,000    $     5,291,260
   Burlington Resources, Inc.                                                       93,800          4,559,618
   ConocoPhillips                                                                  140,350         14,715,698
   Exxon Mobil Corp.                                                               216,100         12,324,183
   Murphy Oil Corp.                                                                 42,600          3,795,234
   Pioneer Natural Resources Co.                                                    52,100          2,118,386
                                                                                              ---------------
                                                                                                   42,804,379
                                                                                              ---------------

PHARMACEUTICALS (4.9%)
   Johnson & Johnson                                                               136,500          9,367,995
   Pfizer, Inc.                                                                    125,000          3,396,250
   Schering-Plough Corp.                                                           185,200          3,865,124
                                                                                              ---------------
                                                                                                   16,629,369
                                                                                              ---------------

ROAD & RAIL (0.9%)
   Burlington Northern Santa Fe Corp.                                               64,500          3,112,125
                                                                                              ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.1%)
   Intel Corp.                                                                     151,800          3,570,336
                                                                                              ---------------

SPECIALTY RETAIL (2.8%)
   Best Buy Company, Inc.                                                           97,800          4,923,252
   Office Depot, Inc.*                                                             233,200          4,566,056
                                                                                              ---------------
                                                                                                    9,489,308
                                                                                              ---------------

TOBACCO (2.4%)
   Altria Group, Inc.                                                              125,000          8,123,750
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $257,160,969)                                                           333,566,172
                                                                                              ---------------

SHORT-TERM INVESTMENTS (5.4%)
   State Street Navigator Prime Fund@@                                          12,214,360         12,214,360


                                                                                  PAR
                                                                                 (000)
                                                                             -------------
    State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 5/02/05       $       6,040          6,040,000
                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (Cost $18,254,360)                                                    18,254,360
                                                                                              ---------------

TOTAL INVESTMENTS AT VALUE (103.7%) (Cost $275,415,329)                                           351,820,532

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.7%)                                                     (12,415,912)
                                                                                              ---------------

NET ASSETS (100.0%)                                                                           $   339,404,620
                                                                                              ===============


--------------------------------------------------------------------------------
*     Non-income producing security.

@     Security or portion thereof is out on loan.

@@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                               NUMBER OF
                                                                                 SHARES           VALUE
                                                                             -------------    ---------------
COMMON STOCKS (96.7%)
AEROSPACE & DEFENSE (1.1%)
   BE Aerospace, Inc.*                                                             134,100    $     1,627,974
   DRS Technologies, Inc.*                                                          36,800          1,628,400
                                                                                              ---------------
                                                                                                    3,256,374
                                                                                              ---------------

AUTO COMPONENTS (2.9%)
   Accuride Corp.*@                                                                570,700          4,947,969
   Modine Manufacturing Co.*                                                       132,800          3,596,224
                                                                                              ---------------
                                                                                                    8,544,193
                                                                                              ---------------

BANKS (8.9%)
   Alabama National Bancorp.                                                        72,500          4,145,550
   First Niagara Financial Group, Inc.                                              30,500            382,470
   FirstFed Financial Corp.*                                                       104,900          5,311,087
   NewAlliance Bancshares, Inc.*@                                                  284,100          3,721,710
   Partners Trust Financial Group, Inc.                                            273,100          2,774,696
   Prosperity Bancshares, Inc.                                                     122,800          3,137,540
   Susquehanna Bancshares, Inc.                                                    149,400          3,141,882
   Webster Financial Corp.                                                          81,900          3,722,355
                                                                                              ---------------
                                                                                                   26,337,290
                                                                                              ---------------

BUILDING PRODUCTS (1.6%)
   Griffon Corp.*                                                                  103,300          1,982,327
   Jacuzzi Brands, Inc.*                                                           311,800          2,821,790
                                                                                              ---------------
                                                                                                    4,804,117
                                                                                              ---------------

CHEMICALS (2.9%)
   Crompton Corp.@                                                                 367,400          5,161,970
   H.B. Fuller Co.                                                                 114,300          3,465,576
                                                                                              ---------------
                                                                                                    8,627,546
                                                                                              ---------------

COMMERCIAL SERVICES & SUPPLIES (3.2%)
   Banta Corp.                                                                     122,200          5,088,408
   Watson Wyatt & Company Holdings                                                 165,200          4,361,280
                                                                                              ---------------
                                                                                                    9,449,688
                                                                                              ---------------

CONSTRUCTION & ENGINEERING (1.1%)
   EMCOR Group, Inc.*                                                               70,500          3,149,940
                                                                                              ---------------

CONSTRUCTION MATERIALS (1.0%)
   Eagle Materials, Inc.@                                                           37,500          2,821,875
                                                                                              ---------------

CONTAINERS & PACKAGING (4.0%)
   AptarGroup, Inc.                                                                141,000          6,800,430
   Crown Holdings, Inc.                                                            323,600          4,870,180
                                                                                              ---------------
                                                                                                   11,670,610
                                                                                              ---------------

DIVERSIFIED FINANCIALS (3.2%)
   Apollo Investment Corp.                                                         201,400          3,194,204
   Assured Guaranty, Ltd.                                                          158,000          3,011,480
   National Financial Partners Corp.                                                40,000          1,529,600


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                               NUMBER OF
                                                                                 SHARES           VALUE
                                                                             -------------    ---------------
COMMON STOCKS
DIVERSIFIED FINANCIALS
   Piper Jaffray Companies, Inc.*                                                   60,100    $     1,661,765
                                                                                              ---------------
                                                                                                    9,397,049
                                                                                              ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
   Iowa Telecommunications Services, Inc.@                                         165,600          3,162,960
                                                                                              ---------------

ELECTRIC UTILITIES (1.9%)
   Empire District Electric Co.@                                                   117,000          2,583,360
   OGE Energy Corp.                                                                109,100          3,011,160
                                                                                              ---------------
                                                                                                    5,594,520
                                                                                              ---------------

ELECTRICAL EQUIPMENT (5.6%)
   AMETEK, Inc.                                                                    121,100          4,586,057
   Brady Corp.                                                                     199,400          5,912,210
   Rayovac Corp.*                                                                  166,600          6,070,904
                                                                                              ---------------
                                                                                                   16,569,171
                                                                                              ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.3%)
   Electro Scientific Industries, Inc.*                                            144,100          2,381,973
   Rogers Corp.*@                                                                   56,600          1,954,964
   Roper Industries, Inc.                                                           36,300          2,456,421
   Varian, Inc.*                                                                   122,200          4,053,374
   Woodhead Industries, Inc.                                                       152,600          1,771,686
                                                                                              ---------------
                                                                                                   12,618,418
                                                                                              ---------------

ENERGY EQUIPMENT & SERVICES (3.1%)
   National-Oilwell Varco, Inc.*                                                    81,010          3,219,333
   Oceaneering International, Inc.*@                                               185,200          6,076,412
                                                                                              ---------------
                                                                                                    9,295,745
                                                                                              ---------------

FOOD & DRUG RETAILING (1.8%)
   Ruddick Corp.                                                                   235,100          5,280,346
                                                                                              ---------------

GAS UTILITIES (1.9%)
   National Fuel Gas Co.                                                            94,400          2,570,512
   WGL Holdings, Inc.@                                                              96,000          2,909,760
                                                                                              ---------------
                                                                                                    5,480,272
                                                                                              ---------------

HEALTHCARE EQUIPMENT & SUPPLIES (4.1%)
   Arrow International, Inc.@                                                      143,400          4,752,276
   Cooper Companies, Inc.                                                           69,700          4,708,235
   Invacare Corp.                                                                   63,900          2,617,344
                                                                                              ---------------
                                                                                                   12,077,855
                                                                                              ---------------

HEALTHCARE PROVIDERS & SERVICES (2.5%)
   LifePoint Hospitals, Inc.*@                                                      90,800          4,036,060
   Service Corp. International*                                                    461,200          3,246,848
                                                                                              ---------------
                                                                                                    7,282,908
                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                               NUMBER OF
                                                                                 SHARES           VALUE
                                                                             -------------    ---------------
COMMON STOCKS
HOTELS, RESTAURANTS & LEISURE (3.1%)
   Carmike Cinemas, Inc.                                                            80,900    $     2,831,500
   Landry's Restaurants, Inc.                                                      114,100          2,966,600
   Marcus Corp.                                                                    171,575          3,285,661
                                                                                              ---------------
                                                                                                    9,083,761
                                                                                              ---------------

HOUSEHOLD DURABLES (1.0%)
   Ethan Allen Interiors, Inc.@                                                     94,100          2,835,233
                                                                                              ---------------

HOUSEHOLD PRODUCTS (0.5%)
   Prestige Brands Holdings, Inc.*                                                  90,000          1,620,000
                                                                                              ---------------

INDUSTRIAL CONGLOMERATES (2.9%)
   Carlisle Companies, Inc.                                                         75,200          5,400,864
   Teleflex, Inc.@                                                                  57,400          3,069,178
                                                                                              ---------------
                                                                                                    8,470,042
                                                                                              ---------------

INSURANCE (4.0%)
   Allmerica Financial Corp.*                                                      105,000          3,524,850
   Platinum Underwriters Holdings, Ltd.                                            174,300          5,159,280
   ProAssurance Corp.*@                                                             81,600          3,060,816
                                                                                              ---------------
                                                                                                   11,744,946
                                                                                              ---------------

IT CONSULTING & SERVICES (0.9%)
   Keane, Inc.*                                                                    216,400          2,575,160
                                                                                              ---------------

MACHINERY (7.1%)
   Albany International Corp. Class A                                               86,800          2,722,048
   ESCO Technologies, Inc.*                                                         68,400          5,015,088
   Flowserve Corp.*                                                                157,600          4,374,976
   NACCO Industries, Inc. Class A@                                                  15,400          1,603,910
   Robbins & Myers, Inc.@                                                           66,300          1,445,340
   The Manitowoc Company, Inc.                                                     147,600          5,904,000
                                                                                              ---------------
                                                                                                   21,065,362
                                                                                              ---------------

MEDIA (3.1%)
   4Kids Entertainment, Inc.*@                                                     212,600          4,286,016
   Harte-Hanks, Inc.                                                               171,300          4,882,050
                                                                                              ---------------
                                                                                                    9,168,066
                                                                                              ---------------

METALS & MINING (1.9%)
   Foundation Coal Holdings, Inc.@                                                  37,700            880,295
   GrafTech International, Ltd.*                                                   290,800          1,107,948
   Quanex Corp.@                                                                    70,650          3,564,999
                                                                                              ---------------
                                                                                                    5,553,242
                                                                                              ---------------

OIL& GAS (6.6%)
   Comstock Resources, Inc.*                                                       142,000          3,592,600
   Denbury Resources, Inc.*                                                        204,100          6,478,134
   Forest Oil Corp.*                                                                89,200          3,436,876


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                               NUMBER OF
                                                                                 SHARES           VALUE
                                                                             -------------    ---------------
COMMON STOCKS
OIL & GAS
   Range Resources Corp.                                                           140,200    $     3,175,530
   W&T Offshore, Inc.                                                              144,200          2,891,210
                                                                                              ---------------
                                                                                                   19,574,350
                                                                                              ---------------

REAL ESTATE (1.4%)
   Eagle Hospitality Properties Trust, Inc.                                        203,300          1,876,459
   HRPT Properties Trust                                                           202,900          2,384,075
                                                                                              ---------------
                                                                                                    4,260,534
                                                                                              ---------------

ROAD & RAIL (2.7%)
   Laidlaw International, Inc.*                                                    171,000          3,828,690
   Werner Enterprises, Inc.                                                        217,450          4,040,221
                                                                                              ---------------
                                                                                                    7,868,911
                                                                                              ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.7%)
   Axcelis Technologies, Inc.*                                                     148,300            920,943
   Credence Systems Corp.*@                                                        196,400          1,235,356
                                                                                              ---------------
                                                                                                    2,156,299
                                                                                              ---------------

SPECIALTY RETAIL (3.3%)
   CSK Auto Corp.*                                                                 242,200          3,756,522
   Hughes Supply, Inc.                                                             100,600          2,625,660
   Sports Authority, Inc.                                                          123,600          3,287,760
                                                                                              ---------------
                                                                                                    9,669,942
                                                                                              ---------------

TEXTILES & APPAREL (1.3%)
   Warnaco Group, Inc.                                                             173,000          3,885,580
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $198,274,521)                                                           284,952,305
                                                                                              ---------------

SHORT-TERM INVESTMENTS (13.8%)
   State Street Navigator Prime Fund@@                                          34,314,623         34,314,623


                                                                                  PAR
                                                                                 (000)
                                                                             -------------
   State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 5/02/05        $       6,382          6,382,000
                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (Cost $40,696,623)                                                    40,696,623
                                                                                              ---------------

TOTAL INVESTMENTS AT VALUE (110.5%) (Cost $238,971,144)                                           325,648,928

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.5%)                                                    (30,994,031)
                                                                                              ---------------

NET ASSETS (100.0%)                                                                           $   294,654,897
                                                                                              ===============


--------------------------------------------------------------------------------
*     Non-income producing security.

@     Security or portion thereof is out on loan.

@@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                               LARGE CAP         SMALL CAP
                                                                              VALUE FUND        VALUE FUND
                                                                             -------------    ---------------
ASSETS
   Investments at value, including collateral for securities on loan of
       $12,214,360 and $34,314,623, respectively (Cost $275,415,329, and
       $238,971,144, respectively) (Note 2)                                  $ 351,820,532 1  $   325,648,928 2
   Cash                                                                                979                530
   Dividend and interest receivable                                                439,651            267,447
   Receivable for fund shares sold                                                 175,543            513,949
   Receivable for investments sold                                                      --          3,825,906
   Prepaid expenses and other assets                                                52,295             58,946
                                                                             -------------    ---------------
       Total Assets                                                            352,489,000        330,315,706
                                                                             -------------    ---------------
LIABILITIES
   Advisory fee payable (Note 3)                                                   157,088            187,250
   Administrative services fee payable (Note 3)                                    103,148             90,188
   Shareholder servicing/Distribution fee payable (Note 2)                          88,116             82,557
   Payable upon return of securities loaned (Note 2)                            12,214,360         34,314,623
   Payable for fund shares redeemed                                                335,306            449,013
   Trustees' fee payable                                                             2,333              2,331
   Payable for investments purchased                                                    --            381,650
   Other accrued expenses payable                                                  184,029            153,197
                                                                             -------------    ---------------
       Total Liabilities                                                        13,084,380         35,660,809
                                                                             -------------    ---------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                         17,009             13,573
   Paid-in capital (Note 6)                                                    247,455,609        195,515,395
   Undistributed net investment income (loss)                                       74,159           (444,530)
   Accumulated net realized gain on investments and foreign currency
       transactions                                                             15,452,640         12,892,675
   Net unrealized appreciation from investments                                 76,405,203         86,677,784
                                                                             -------------    ---------------
       Net Assets                                                            $ 339,404,620    $   294,654,897
                                                                             =============    ===============
COMMON SHARES
   Net assets                                                                $     659,166    $    60,330,883
   Shares outstanding                                                               33,126          2,763,066
                                                                             -------------    ---------------
   Net asset value, offering price, and redemption price per share           $       19.90    $         21.83
                                                                             =============    ===============
ADVISOR SHARES
   Net assets                                                                $   9,051,847                N/A
   Shares outstanding                                                              452,177                N/A
                                                                             -------------    ---------------
   Net asset value, offering price, and redemption price per share           $       20.02                N/A
                                                                             =============    ===============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                               LARGE CAP         SMALL CAP
                                                                              VALUE FUND        VALUE FUND
                                                                             -------------    ---------------
A SHARES
   Net assets                                                                $ 303,831,585    $   202,722,702
   Shares outstanding                                                           15,211,159          9,244,462
                                                                             -------------    ---------------
   Net asset value and redemption price per share                            $       19.97    $         21.93
                                                                             =============    ===============
   Maximum offering price per share (net asset value/(1-5.75%))              $       21.19    $         23.27
                                                                             =============    ===============
B SHARES
   Net assets                                                                $  22,086,044    $    18,659,154
   Shares outstanding                                                            1,120,145            923,164
                                                                             -------------    ---------------
   Net asset value and offering price per share                              $       19.72    $         20.21
                                                                             =============    ===============
C SHARES
   Net assets                                                                $   3,775,978    $    12,942,158
   Shares outstanding                                                              192,440            642,598
                                                                             -------------    ---------------
   Net asset value and offering price per share                              $       19.62    $         20.14
                                                                             =============    ===============


--------------------------------------------------------------------------------
1     Including $11,926,832 of securities on loan.

2     Including $33,482,376 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                               LARGE CAP         SMALL CAP
                                                                              VALUE FUND        VALUE FUND
                                                                             -------------    ---------------
INVESTMENT INCOME (Note 2)
   Dividends                                                                 $   3,871,790    $     1,687,243
   Interest                                                                         31,013             39,869
   Securities lending                                                               11,178             11,131
   Foreign taxes withheld                                                           (7,706)                --
                                                                             -------------    ---------------
       Total investment income                                                   3,906,275          1,738,243
                                                                             -------------    ---------------
EXPENSES
   Investment advisory fees (Note 3)                                               972,914          1,121,434
   Administrative services fees (Note 3)                                           288,783            247,177
   Shareholder servicing/Distribution fees (Note 3)
       Common Class                                                                     --             71,863
       Advisor Class                                                                25,845                 --
       Class A                                                                     391,707            261,149
       Class B                                                                     118,420            101,265
       Class C                                                                      19,570             63,449
   Transfer agent fees (Note 3)                                                    201,531            201,667
   Printing fees (Note 3)                                                           34,773             27,338
   Registration fees                                                                23,494             22,070
   Audit fees                                                                       18,101             17,108
   Custodian fees                                                                   16,653             15,881
   Legal fees                                                                       15,356             15,417
   Insurance expense                                                                 4,657              3,623
   Commitment fees (Note 4)                                                          4,407              3,585
   Trustees' fees                                                                    4,321              4,321
   Miscellaneous expense                                                             6,464              5,426
                                                                             -------------    ---------------
       Total expenses                                                            2,146,996          2,182,773
                                                                             -------------    ---------------
          Net investment income (loss)                                           1,759,279           (444,530)
                                                                             -------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                           17,205,185         13,202,671
   Net realized gain on foreign currency transactions                                  304                 --
   Net change in unrealized appreciation (depreciation) from investments         4,686,419          3,108,868
                                                                             -------------    ---------------
   Net realized and unrealized gain from investments and
       foreign currency related items                                           21,891,908         16,311,539
                                                                             -------------    ---------------
   Net increase in net assets resulting from operations                      $  23,651,187    $    15,867,009
                                                                             =============    ===============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                       LARGE CAP VALUE FUND                    SMALL CAP VALUE FUND
                                               -------------------------------------   -------------------------------------
                                               FOR THE SIX MONTHS                      FOR THE SIX MONTHS
                                                     ENDED            FOR THE YEAR           ENDED            FOR THE YEAR
                                                 APRIL 30, 2005          ENDED           APRIL 30, 2005          ENDED
                                                  (UNAUDITED)       OCTOBER 31, 2004      (UNAUDITED)       OCTOBER 31, 2004
                                               ------------------   ----------------   ------------------   ----------------
FROM OPERATIONS
  Net investment income (loss)                 $        1,759,279   $      3,005,688   $         (444,530)  $       (873,699)
  Net realized gain on investments and
    foreign currency transactions                      17,205,489         23,074,340           13,202,671         28,393,507
  Net change in unrealized appreciation
    (depreciation) from investments and
    foreign currency translations                       4,686,419         12,646,399            3,108,868         21,745,107
                                               ------------------   ----------------   ------------------   ----------------
    Net increase in net assets
      resulting from operations                        23,651,187         38,726,427           15,867,009         49,264,915
                                               ------------------   ----------------   ------------------   ----------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                    (4,627)            (7,968)                  --                 --
    Advisor shares                                        (45,540)          (106,265)                  --                 --
    Class A shares                                     (1,747,774)        (2,867,502)                  --                 --
    Class B shares                                        (43,276)           (51,526)                  --                 --
    Class C shares                                         (7,080)            (7,128)                  --                 --
  Distributions from net realized gains
    Common Class shares                                   (42,520)           (19,226)          (4,991,665)        (2,480,205)
    Advisor shares                                       (730,089)          (600,700)                  --                 --
    Class A shares                                    (19,844,244)        (8,164,902)         (18,702,976)        (9,958,591)
    Class B shares                                     (1,556,864)          (798,605)          (2,007,856)        (1,256,227)
    Class C shares                                       (248,446)           (94,482)          (1,230,506)          (484,122)
                                               ------------------   ----------------   ------------------   ----------------
    Net decrease in net assets resulting from
      dividends and distributions                     (24,270,460)       (12,718,304)         (26,933,003)       (14,179,145)
                                               ------------------   ----------------   ------------------   ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                         16,507,446         30,700,269           49,073,998         73,355,864
  Reinvestment of dividends and distributions          22,491,425         11,727,989           24,873,671         13,222,116
  Net asset value of shares redeemed                  (43,542,994)       (86,526,431)         (49,104,990)      (107,878,366)
                                               ------------------   ----------------   ------------------   ----------------
    Net increase (decrease) in net assets
      from capital share transactions                  (4,544,123)       (44,098,173)          24,842,679        (21,300,386)
                                               ------------------   ----------------   ------------------   ----------------
  Net increase (decrease) in net assets                (5,163,396)       (18,090,050)          13,776,685         13,785,384
NET ASSETS
  Beginning of period                                 344,568,016        362,658,066          280,878,212        267,092,828
                                               ------------------   ----------------   ------------------   ----------------
  End of period                                $      339,404,620   $    344,568,016   $      294,654,897   $    280,878,212
                                               ==================   ================   ==================   ================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $           74,159   $        163,177   $         (444,530)  $             --
                                               ==================   ================   ==================   ================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2005   ------------------------------------------------------------
                                                    (UNAUDITED)       2004         2003         2002         2001        2000 1
                                                    -----------     --------     --------     --------     --------     --------
PER SHARE DATA
   Net asset value, beginning of period             $     19.98     $  18.61     $  16.82     $  19.95     $  24.63     $  22.44
                                                    -----------     --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
   Net investment income 2                                 0.13         0.23         0.14         0.17         0.19         0.02
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                        1.25         1.87         2.10        (1.45)       (2.52)        2.21
                                                    -----------     --------     --------     --------     --------     --------
       Total from investment operations                    1.38         2.10         2.24        (1.28)       (2.33)        2.23
                                                    -----------     --------     --------     --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                   (0.14)       (0.23)       (0.14)       (0.19)       (0.22)       (0.04)
   Distributions from net realized gains                  (1.32)       (0.50)       (0.31)       (1.66)       (2.13)          --
                                                    -----------     --------     --------     --------     --------     --------
       Total dividends and distributions                  (1.46)       (0.73)       (0.45)       (1.85)       (2.35)       (0.04)
                                                    -----------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $     19.90     $  19.98     $  18.61     $  16.82     $  19.95     $  24.63
                                                    ===========     ========     ========     ========     ========     ========

       Total return 3                                      6.97%       11.51%       13.63%       (7.63)%     (10.51)%       9.96%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $       659     $    664     $    737     $  3,061     $  3,421     $     96
     Ratio of expenses to average net assets               0.90% 4      0.95%        1.24%        1.03%        1.03%        0.43% 4
     Ratio of net investment income
       to average net assets                               1.31% 4      1.16%        0.82%        0.92%        0.86%        0.07% 4
     Decrease reflected in above operating expense
       ratios due to waivers                                 --           --           --         0.29%        0.18%          --
   Portfolio turnover rate                                   19%          48%          53%          28%          38%          55%


--------------------------------------------------------------------------------
1     For the period August 1, 2000 (inception) date through October 31, 2000.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                               FOR THE SIX MONTHS        FOR THE YEAR ENDED
                                                     ENDED                  OCTOBER 31,
                                                 APRIL 30, 2005       -----------------------
                                                  (UNAUDITED)            2004         2003 1
                                               ------------------     ----------   ----------
PER SHARE DATA
   Net asset value, beginning of period        $            20.09     $    18.71   $    17.84
                                               ------------------     ----------   ----------
INVESTMENT OPERATIONS
   Net investment income 2                                   0.09           0.13         0.04
   Net gain on investments
     and foreign currency related items
     (both realized and unrealized)                          1.25           1.88         0.83
                                               ------------------     ----------   ----------
       Total from investment operations                      1.34           2.01         0.87
                                               ------------------     ----------   ----------
LESS DIVIDENDS
   Dividends from net investment income                     (0.09)         (0.13)       (0.00) 3
   Distributions from net realized gains                    (1.32)         (0.50)          --
                                               ------------------     ----------   ----------
       Total dividends and distributions                    (1.41)         (0.63)          --
                                               ------------------     ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $            20.02     $    20.09   $    18.71
                                               ==================     ==========   ==========
       Total return 4                                        6.72%         10.96%        4.90%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)    $            9,052     $  12,228    $   22,336
     Ratio of expenses to average net assets                 1.40% 5       1.45%         1.49% 5
     Ratio of net investment income
       to average net assets                                 0.81% 5       0.66%         0.51% 5
   Portfolio turnover rate                                     19%           48%           53%


--------------------------------------------------------------------------------
1     For the period June 6, 2003 (inception date) through October 31, 2003.

2 Per share information is calculated using the average shares outstanding method.

3     This amount represents less than $(0.01) per share.

4 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2005   ------------------------------------------------------------
                                                    (UNAUDITED)       2004         2003         2002         2001         2000
                                                    -----------     --------     --------     --------     --------     --------
PER SHARE DATA
   Net asset value, beginning of period             $     20.05     $  18.68     $  16.83     $  19.96     $  24.62     $  23.49
                                                    -----------     --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
   Net investment income 1                                 0.11         0.18         0.14         0.17         0.21         0.16
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                        1.24         1.87         2.15        (1.45)       (2.55)        1.78
                                                    -----------     --------     --------     --------     --------     --------
       Total from investment operations                    1.35         2.05         2.29        (1.28)       (2.34)        1.94
                                                    -----------     --------     --------     --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                   (0.11)       (0.18)       (0.13)       (0.19)       (0.19)       (0.12)
   Distributions from net realized gains                  (1.32)       (0.50)       (0.31)       (1.66)       (2.13)       (0.69)
                                                    -----------     --------     --------     --------     --------     --------
       Total dividends and distributions                  (1.43)       (0.68)       (0.44)       (1.85)       (2.32)       (0.81)
                                                    -----------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $     19.97     $  20.05     $  18.68     $  16.83     $  19.96     $  24.62
                                                    ===========     ========     ========     ========     ========     ========

       Total return 2                                      6.81%       11.19%       13.97%       (7.63)%     (10.48)%       8.44%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $   303,832     $302,823     $306,410     $114,733     $133,665     $162,871
     Ratio of expenses to average net assets               1.15% 3      1.20%        1.24%        1.03%        1.04%        1.08%
     Ratio of net investment income
       to average net assets                               1.06% 3      0.91%        0.78%        0.90%        0.94%        0.71%
     Decrease reflected in above operating expense
       ratios due to waivers                                 --           --           --         0.28%        0.10%          --
   Portfolio turnover rate                                   19%          48%          53%          28%          38%          55%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2005   ------------------------------------------------------------
                                                    (UNAUDITED)       2004         2003         2002         2001         2000
                                                    -----------     --------     --------     --------     --------     --------
PER SHARE DATA
   Net asset value, beginning of period             $     19.81     $  18.46     $  16.66     $  19.78     $  24.44     $  23.37
                                                    -----------     --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
   Net investment income 1                                 0.03         0.03         0.01         0.03         0.04           --
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                        1.24         1.85         2.13        (1.43)       (2.52)        1.76
                                                    -----------     --------     --------     --------     --------     --------
       Total from investment operations                    1.27         1.88         2.14        (1.40)       (2.48)        1.76
                                                    -----------     --------     --------     --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                   (0.04)       (0.03)       (0.03)       (0.06)       (0.05)          --
   Distributions from net realized gains                  (1.32)       (0.50)       (0.31)       (1.66)       (2.13)       (0.69)
                                                    -----------     --------     --------     --------     --------     --------
       Total dividends and distributions                  (1.36)       (0.53)       (0.34)       (1.72)       (2.18)       (0.69)
                                                    -----------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $     19.72     $  19.81     $  18.46     $  16.66     $  19.78     $  24.44
                                                    ===========     ========     ========     ========     ========     ========

       Total return 2                                      6.45%       10.40%       13.07%       (8.29)%     (11.00)%       7.66%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $    22,086     $ 25,118     $ 29,696     $ 28,312     $ 33,087     $ 41,194
     Ratio of expenses to average net assets               1.90% 3      1.95%        1.99%        1.78%        1.79%        1.80%
     Ratio of net investment income (loss)
       to average net assets                               0.31% 3      0.16%        0.06%        0.15%        0.19%       (0.01)%
     Decrease reflected in above operating expense
       ratios due to waivers                                 --           --           --         0.27%        0.10%          --
   Portfolio turnover rate                                   19%          48%          53%          28%          38%          55%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2005   ------------------------------------------------------------
                                                    (UNAUDITED)       2004         2003         2002         2001         2000 1
                                                    -----------     --------     --------     --------     --------     --------
PER SHARE DATA
   Net asset value, beginning of period             $     19.72     $  18.38     $  16.58     $  19.71     $  24.39     $  20.87
                                                    -----------     --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
   Net investment income (loss) 2                          0.03         0.03         0.01         0.03         0.03        (0.01)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                        1.23         1.84         2.13        (1.43)       (2.51)        3.56
                                                    -----------     --------     --------     --------     --------     --------
       Total from investment operations                    1.26         1.87         2.14        (1.40)       (2.48)        3.55
                                                    -----------     --------     --------     --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                   (0.04)       (0.03)       (0.03)       (0.07)       (0.07)       (0.03)
   Distributions from net realized gains                  (1.32)       (0.50)       (0.31)       (1.66)       (2.13)          --
                                                    -----------     --------     --------     --------     --------     --------
       Total dividends and distributions                  (1.36)       (0.53)       (0.34)       (1.73)       (2.20)       (0.03)
                                                    -----------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $     19.62     $  19.72     $  18.38     $  16.58     $  19.71     $  24.39
                                                    ===========     ========     ========     ========     ========     ========

       Total return 3                                      6.43%       10.39%       13.14%       (8.35)%     (11.07)%      17.02%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $     3,776     $  3,736     $  3,479     $  2,104     $  1,916     $    496
     Ratio of expenses to average net assets               1.90% 4      1.95%        1.99%        1.78%        1.79%        1.28% 4
     Ratio of net investment income (loss)
       to average net assets                               0.31% 4      0.16%        0.06%        0.16%        0.13%       (0.03)%4
     Decrease reflected in above operating expense
       ratios due to waivers                                 --           --           --         0.28%        0.10%          --
   Portfolio turnover rate                                   19%          48%          53%          28%          38%          55%


--------------------------------------------------------------------------------
1     For the period February 28, 2000 (inception date) through October 31,
      2000.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2005   ------------------------------------------------------------
                                                    (UNAUDITED)       2004         2003         2002         2001        2000 1
                                                    -----------     --------     --------     --------     --------     --------
PER SHARE DATA
   Net asset value, beginning of period             $     22.66     $  20.02     $  18.56     $  21.07     $  22.62     $  21.35
                                                    -----------     --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
   Net investment income (loss) 2                         (0.02)       (0.05)       (0.02)        0.02         0.04         0.02
   Net gain on investments
     (both realized and unrealized)                        1.37         3.75         3.08         0.31         1.72         1.25
                                                    -----------     --------     --------     --------     --------     --------
       Total from investment operations                    1.35         3.70         3.06         0.33         1.76         1.27
                                                    -----------     --------     --------     --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                      --           --        (0.01)       (0.05)       (0.09)          --
   Distributions from net realized gains                  (2.18)       (1.06)       (1.59)       (2.79)       (3.22)          --
                                                    -----------     --------     --------     --------     --------     --------
       Total dividends and distributions                  (2.18)       (1.06)       (1.60)       (2.84)       (3.31)          --
                                                    -----------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $     21.83     $  22.66     $  20.02     $  18.56     $  21.07     $  22.62
                                                    ===========     ========     ========     ========     ========     ========

       Total return 3                                      5.87%       19.14%       17.75%        0.61%        9.79%        5.95%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $    60,331     $ 50,068     $ 47,969     $ 45,075     $ 30,667     $    105
     Ratio of expenses to average net assets               1.38% 4      1.42%        1.48%        1.32%        1.33%        0.34% 4
     Ratio of net investment income (loss)
       to average net assets                              (0.20)% 4    (0.22)%      (0.10)%       0.12%        0.18%        0.09% 4
     Decrease reflected in above operating
       expense ratios due to waivers                         --           --         0.04%        0.14%        0.02%          --
   Portfolio turnover rate                                   11%          41%          30%          18%          54%          42%


--------------------------------------------------------------------------------
1     For the period August 1, 2000 (inception date) through October 31, 2000.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2005   ------------------------------------------------------------
                                                    (UNAUDITED)       2004         2003         2002         2001         2000
                                                    -----------     --------     --------     --------     --------     --------
PER SHARE DATA
   Net asset value, beginning of period             $     22.75     $  20.10     $  18.62     $  21.09     $  22.54     $  20.52
                                                    -----------     --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
   Net investment income (loss) 1                         (0.02)       (0.05)       (0.02)        0.02         0.05         0.06
   Net gain on investments
     (both realized and unrealized)                        1.38         3.76         3.10         0.33         1.76         4.05
                                                    -----------     --------     --------     --------     --------     --------
       Total from investment operations                    1.36         3.71         3.08         0.35         1.81         4.11
                                                    -----------     --------     --------     --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                      --           --        (0.01)       (0.03)       (0.04)       (0.04)
   Distributions from net realized gains                  (2.18)       (1.06)       (1.59)       (2.79)       (3.22)       (2.05)
                                                    -----------     --------     --------     --------     --------     --------
       Total dividends and distributions                  (2.18)       (1.06)       (1.60)       (2.82)       (3.26)       (2.09)
                                                    -----------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $     21.93     $  22.75     $  20.10     $  18.62     $  21.09     $  22.54
                                                    ===========     ========     ========     ========     ========     ========

       Total return 2                                      5.84%       19.11%       17.80%        0.71%        9.70%       21.69%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $   202,723     $198,773     $188,318     $151,340     $199,213     $188,501
     Ratio of expenses to average net assets               1.38% 3      1.42%        1.48%        1.32%        1.33%        1.39%
     Ratio of net investment income (loss)
       to average net assets                             (0.20)% 3      0.22%       (0.11)%       0.11%        0.25%        0.28%
     Decrease reflected in above operating
       expense ratios due to waivers                         --           --         0.04%        0.12%        0.02%          --
   Portfolio turnover rate                                   11%          41%          30%          18%          54%          42%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2005   ------------------------------------------------------------
                                                    (UNAUDITED)       2004         2003         2002         2001         2000
                                                    -----------     --------     --------     --------     --------     --------
PER SHARE DATA
   Net asset value, beginning of period             $     21.20     $  18.93     $  17.74     $  20.33     $  21.95     $  20.13
                                                    -----------     --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
   Net investment loss 1                                  (0.10)       (0.20)       (0.15)       (0.12)       (0.10)       (0.09)
   Net gain on investments
     (both realized and unrealized)                        1.29         3.53         2.93         0.32         1.70         3.96
                                                    -----------     --------     --------     --------     --------     --------
       Total from investment operations                    1.19         3.33         2.78         0.20         1.60         3.87
                                                    -----------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
   Distributions from net realized gains                  (2.18)       (1.06)       (1.59)       (2.79)       (3.22)       (2.05)
                                                    -----------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $     20.21     $  21.20     $  18.93     $  17.74     $  20.33     $  21.95
                                                    ===========     ========     ========     ========     ========     ========

       Total return 2                                      5.44%       18.25%       16.88%       (0.08)%       8.88%       20.80%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $    18,659     $ 20,425     $ 22,669     $ 19,999     $ 17,818     $ 17,255
     Ratio of expenses to average net assets               2.13% 3      2.17%        2.23%        2.07%        2.08%        2.10%
     Ratio of net investment loss
       to average net assets                              (0.95)% 3    (0.97)%      (0.86)%      (0.63)%      (0.50)%      (0.43)%
     Decrease reflected in above operating
       expense ratios due to waivers                         --           --         0.04%        0.13%        0.02%          --
   Portfolio turnover rate                                   11%          41%          30%          18%          54%          42%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2005   ------------------------------------------------------------
                                                    (UNAUDITED)       2004         2003         2002         2001         2000 1
                                                    -----------     --------     --------     --------     --------     --------
PER SHARE DATA
   Net asset value, beginning of period             $     21.13     $  18.87     $  17.69     $  20.28     $  21.94     $  17.96
                                                    -----------     --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
   Net investment loss 2                                  (0.10)       (0.19)       (0.15)       (0.12)       (0.11)       (0.07)
   Net gain on investments
     (both realized and unrealized)                        1.29         3.51         2.92         0.32         1.67         4.05
                                                    -----------     --------     --------     --------     --------     --------
       Total from investment operations                    1.19         3.32         2.77         0.20         1.56         3.98
                                                    -----------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
   Distributions from net realized gains                  (2.18)       (1.06)       (1.59)       (2.79)       (3.22)          --
                                                    -----------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $     20.14     $  21.13     $  18.87     $  17.69     $  20.28     $  21.94
                                                    ===========     ========     ========     ========     ========     ========

       Total return 3                                      5.45%       18.25%       16.87%       (0.07)%       8.93%       22.16%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $    12,942     $ 11,613     $  8,138     $  4,271     $  1,481     $    220
     Ratio of expenses to average net assets               2.13% 4      2.17%        2.23%        2.07%        2.08%        1.42% 4
     Ratio of net investment loss
       to average net assets                              (0.95)% 4    (0.97)%      (0.86)%      (0.63)%      (0.52)%      (0.33)% 4
     Decrease reflected in above operating
       expense ratios due to waivers                         --           --         0.04%        0.14%        0.02%          --
   Portfolio turnover rate                                   11%          41%          30%          18%          54%          42%


--------------------------------------------------------------------------------
1     For the period February 28, 2000 (inception date) through October 31,
      2000.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      The Credit Suisse Capital Funds (the "Trust") covered in this report are Credit Suisse Large Cap Value Fund ("Large Cap Value") and Credit Suisse Small Cap Value Fund ("Small Cap Value") (each a "Fund" and collectively, the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Each Fund is classified as diversified.

      Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income; Small Cap Value seeks a high level of growth of capital.

      Large Cap Value offers five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Value offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestment of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. Small Cap Value's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of Small Cap Value and open new accounts under the same Social Security number. Each class of shares in each Fund represents an equal pro rata interest in that Fund, except that each bears different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

shares are held. Class C shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

      B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific and vary by class Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by Large Cap Value and at least annually by Small Cap Value. Distributions of net realized capital gains, if any, are declared and paid at least annually by the Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (GAAP).

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

      E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      F) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2005, total earnings from the Funds' investments in cash collateral received in connection with Large Cap Value and Small Cap Value's securities lending arrangements were $145,774 and $384,585, respectively, of which $129,788 and $368,440, respectively, were rebated to borrowers (brokers). The Funds retained $11,178 and $11,131, respectively, from the cash collateral investment and SSB, as lending agent, was paid $4,808, and $5,014, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending is accrued as earned.

      H) OTHER -- Large Cap Value may invest up to 10% and Small Cap Value may invest up to 15% of its net assets in restricted and other illiquid securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Funds or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for each Fund. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly, on each Fund's average daily net assets as follows:

            FUND                                     ANNUAL RATE
            ----                                     -----------
            Large Cap Value           0.75% of  average  daily net  assets up to
                                      and including $75 million
                                      0.50%  of  average  daily  net  assets  in
                                      excess of $75 million
            Small Cap  Value          0.875% of first  $100  million  of average
                                      daily net assets
                                      0.75% of next $100 million of average daily net assets
                                      0.625% of average daily net assets over $200 million

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      For the six months ended April 30, 2005, investment advisory fees earned for each Fund were as follows:

            FUND                      GROSS ADVISORY FEE
            ----                      ------------------
            Large Cap Value               $  972,914
            Small Cap Value                1,121,434

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the six months ended April 30, 2005, co-administrative services fees earned by CSAMSI were as follows:

            FUND                      CO-ADMINISTRATION FEE
            ----                      ---------------------
            Large Cap Value                $ 175,987
            Small Cap Value                  149,676

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

      For the six months ended April 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

            FUND                      CO-ADMINISTRATION FEE
            ----                      ---------------------
            Large Cap Value                $ 112,796
            Small Cap Value                   97,501

      In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class of Small Cap Value and Class A shares of each Fund. Advisor Class shares of Large Cap Value may pay this fee at an annual rate not to exceed 0.75% of such class's average daily assets; such fee is currently calculated at the annual rate of 0.50% of the average daily net assets of such class For Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets of such classes.

      Certain brokers, dealers and financial representatives provide transfer agent--related services to the Funds, and receive compensation from CSAM.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM is then reimbursed by the Funds. For the six months ended April 30, 2005, Small Cap Value reimbursed CSAM the following amount, which is included in the Fund's transfer agent expense:

            FUND                             AMOUNT
            ----                            --------
            Small Cap Value                 $ 89,361

      For the six months ended April 30, 2005, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

            FUND                             AMOUNT
            ----                            --------
            Large Cap Value                 $ 10,947
            Small Cap Value                   11,626

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2005, Merrill was paid for its services by the Funds as follows:

            FUND                             AMOUNT
            ----                            --------
            Large Cap Value                 $  7,705
            Small Cap Value                    7,705

NOTE 4. LINE OF CREDIT

      The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2005, and during the six months ended April 30, 2005, the Funds had no borrowings under the Credit Facility.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                       PURCHASES                   SALES
                                     ------------              ------------
            Large Cap Value          $ 67,610,652              $ 92,964,675
            Small Cap Value            32,538,205                43,816,271

      At April 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments was as follows:



                                                    GROSS UNREALIZED   GROSS UNREALIZED     NET UNREALIZED
        FUND                   IDENTIFIED COST        APPRECIATION      (DEPRECIATION)       APPRECIATION
       -----                   ---------------      ----------------   -----------------    --------------
       Large Cap Value          $ 275,415,328         $ 84,477,541        $ (8,072,338)      $ 76,405,203
       Small Cap Value            238,971,143           93,281,205          (6,603,420)        86,677,785


NOTE 6. CAPITAL SHARE TRANSACTIONS

      Large Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares of the Funds were as follows:



                                                       LARGE CAP VALUE
                                  ---------------------------------------------------------
                                                        COMMON CLASS
                                  ---------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                  APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES         VALUE
                                  ------------   ------------   ------------   ------------
Shares issued in reinvestment of
  dividends and distributions            2,307   $     45,833          1,301   $     24,882
Shares redeemed                         (2,403)       (48,650)        (7,655)      (148,490)
                                  ------------   ------------   ------------   ------------
Net decrease                               (96)  $     (2,817)        (6,354)  $   (123,608)
                                  ============   ============   ============   ============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS



                                                       LARGE CAP VALUE
                                  ---------------------------------------------------------
                                                        ADVISOR CLASS
                                  ---------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                  APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES         VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                             38,275   $    786,242         93,310   $  1,829,621
Shares issued in reinvestment of
  dividends and distributions           38,842        775,622         36,998        706,961
Shares redeemed                       (233,602)    (4,777,772)      (715,248)   (14,140,852)
                                  ------------   ------------   ------------   ------------
Net decrease                          (156,485)  $ (3,215,908)      (584,940)  $(11,604,270)
                                  ============   ============   ============   ============




                                                       LARGE CAP VALUE
                                  ---------------------------------------------------------
                                                           CLASS A
                                  ---------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                  APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES         VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                            704,449   $ 14,467,168      1,319,472   $ 26,008,199
Shares issued in reinvestment of
  dividends and distributions        1,011,933     20,176,895        531,611     10,191,675
Shares redeemed                     (1,610,562)   (32,956,666)    (3,152,005)   (61,935,697)
                                  ------------   ------------   ------------   ------------
Net increase (decrease)                105,820   $  1,687,397     (1,300,922)  $(25,735,823)
                                  ============   ============   ============   ============




                                                       LARGE CAP VALUE
                                  ---------------------------------------------------------
                                                           CLASS B
                                  ---------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                  APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES         VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                             44,802   $    897,358         86,581   $  1,671,302
Shares issued in reinvestment of
  dividends and distributions           64,892      1,274,650         38,328        719,319
Shares redeemed                       (257,698)    (5,237,307)      (465,367)    (9,028,287)
                                  ------------   ------------   ------------   ------------
Net decrease                          (148,004)  $ (3,065,299)      (340,458)  $ (6,637,666)
                                  ============   ============   ============   ============




                                                       LARGE CAP VALUE
                                  ---------------------------------------------------------
                                                           CLASS C
                                  ---------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                  APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES         VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                             17,980   $    356,678         61,896   $  1,191,147
Shares issued in reinvestment of
  dividends and distributions           11,177        218,425          4,557         85,152
Shares redeemed                        (26,201)      (522,599)       (66,298)    (1,273,105)
                                  ------------   ------------   ------------   ------------
Net increase                             2,956   $     52,504            155   $      3,194
                                  ============   ============   ============   ============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS



                                                       SMALL CAP VALUE
                                  ---------------------------------------------------------
                                                        COMMON CLASS
                                  ---------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                  APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES         VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                            628,318   $ 14,597,474        649,415   $ 14,092,209
Shares issued in reinvestment of
  dividends and distributions          223,428      4,957,871        121,963      2,461,214
Shares redeemed                       (298,034)    (6,784,771)      (957,605)   (20,733,147)
                                  ------------   ------------   ------------   ------------
Net increase (decrease)                553,712   $ 12,770,574       (186,227)  $ (4,179,724)
                                  ============   ============   ============   ============



                                                       SMALL CAP VALUE
                                  ---------------------------------------------------------
                                                           CLASS A
                                  ---------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                  APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES         VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                          1,343,641   $ 30,976,627      2,507,834   $ 53,689,869
Shares issued in reinvestment of
  dividends and distributions          785,344     17,505,316        461,139      9,342,671
Shares redeemed                     (1,621,711)   (37,418,923)    (3,602,673)   (77,659,751)
                                  ------------   ------------   ------------   ------------
Net increase (decrease)                507,274   $ 11,063,020       (633,700)  $(14,627,211)
                                  ============   ============   ============   ============




                                                       SMALL CAP VALUE
                                  ---------------------------------------------------------
                                                           CLASS B
                                  ---------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                  APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES         VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                             55,507   $  1,177,599         76,218   $  1,522,417
Shares issued in reinvestment of
  distributions                         82,688      1,703,368         56,847      1,080,090
Shares redeemed                       (178,398)    (3,832,623)      (367,111)    (7,409,177)
                                  ------------   ------------   ------------   ------------
Net decrease                           (40,203)  $   (951,656)      (234,046)  $ (4,806,670)
                                  ============   ============   ============   ============




                                                       SMALL CAP VALUE
                                  ---------------------------------------------------------
                                                           CLASS C
                                  ---------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                  APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES         VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                            109,850   $  2,322,298        202,943   $  4,051,369
Shares issued in reinvestment of
  distributions                         34,443        707,116         17,853        338,141
Shares redeemed                        (51,214)    (1,068,673)      (102,474)    (2,076,291)
                                  ------------   ------------   ------------   ------------
Net increase                            93,079   $  1,960,741        118,322   $  2,313,219
                                  ============   ============   ============   ============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

      On April 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds was as follows:

                                        NUMBER OF       APPROXIMATE PERCENTAGE
           FUND                        SHAREHOLDERS      OF OUTSTANDING SHARES
           ----                        ------------     ----------------------
           Large Cap Value
             Common Class                   4                    48%
             Advisor Class                  1                    95%
             Class A                        2                    20%
             Class B                        1                     7%
             Class C                        3                    25%

           Small Cap Value
             Common Class                   4                    76%
             Class A                        1                     5%
             Class B                        1                     5%
             Class C                        1                     9%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

      In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. A Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund's and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement for each Fund, the Board of Trustees of each Fund, including the Independent Trustees, considered the following factors:

      INVESTMENT ADVISORY FEE RATES
      -----------------------------

      The Boards reviewed and considered the contractual advisory fee rates of 0.55% and 0.76% paid by Large Cap Value and Small Cap Value, respectively (each, a "Contractual Advisory Fee") to CSAM in light of the extent and quality of the advisory services provided.

      Additionally, the Boards received and considered information comparing each Fund's Contractual Advisory Fee and each Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENTS
      ------------------------------------------------------------------------

      The Boards received and considered information regarding the nature, extent and quality of services provided to each Fund by CSAM under the Advisory Agreements. The Boards also noted information received at regular meetings throughout the year related to the services rendered by CSAM. The Boards reviewed background information about CSAM, including its Form ADV. The Boards considered the background and experience of CSAM's senior management and the expertise of, and the amount of attention given to each Fund by, senior personnel of CSAM. In addition, the Boards reviewed the qualifications, background and responsibilities of the portfolio management teams primarily responsible for the day-to-day portfolio management of each Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Boards also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

      FUND PERFORMANCE
      ----------------

      The Boards received and considered the one-year, five-year and ten-year performance of each Fund, along with comparisons, for all presented periods, both to the Peer Group and the Universe. The Boards were provided with a description of the methodology used to arrive at the data for the funds included in the Peer Group and the Universe.

CREDIT SUISSE FUNDS
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      The Boards reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Boards had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Boards also reviewed comparisons between each Fund and its identified benchmark over various time periods.

      CSAM PROFITABILITY
      ------------------

      The Boards received and considered a detailed profitability analysis of CSAM based on the fees payable under the Advisory Agreements for each Fund, as well as other relationships between each Fund on the one hand and CSAM affiliates on the other. The Boards received profitability information for the other funds in the CSAM family of funds (the "Fund Complex").

      ECONOMIES OF SCALE
      ------------------

      The Boards considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders. Accordingly, the Boards considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in each Fund's asset levels.

      OTHER BENEFITS TO CSAM
      ----------------------

      The Boards considered other benefits received by CSAM and its affiliates as a result of its relationship with each Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of each Fund, administrative and brokerage relationships with affiliates of CSAM and benefits potentially derived from an increase in CSAM's business as a result of its relationship with each Fund (such as the ability to market to shareholders other financial products offered by CSAM and its affiliates).

      The Boards considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Boards also reviewed CSAM's method for allocating portfolio investment opportunities among each Fund and other advisory clients.

CREDIT SUISSE FUNDS
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      CONCLUSIONS
      -----------

      In selecting CSAM, and approving the Advisory Agreements and the investment advisory fee under such agreement, the Boards concluded that:

      LARGE CAP VALUE

      o the Contractual Advisory Fee level was considered reasonable given that it was in the second quintile of the Fund's Peer Group.

      o the Fund's ten-year performance was the best in its Peer Group, although the Fund's one and five-year performance was at approximately the median of its Peer Group. The Board considered the improvements in the Fund's recent performance to be a positive reflection of the enhanced research and portfolio management changes instituted by CSAM.

      SMALL CAP VALUE

      o the Contractual Advisory Fee level was considered reasonable given that it was slightly above the median of the Fund's Peer Group.

      o the Fund's one, five and ten-year performance lagged that of its Peer Group and benchmark. The Board discussed the underperformance with CSAM, and CSAM subsequently advised the Board that changes in the methodology for managing the Fund are under review in order to address the underperformance.

      BOTH FUNDS

      o aside from performance (as discussed above), the Boards were satisfied with the nature and extent of the investment advisory services provided to each Fund by CSAM and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreements are typical of, and consistent with, those provided to similar mutual funds by other investment advisers. The Boards understood that CSAM had addressed or was in the process of addressing any performance issues.

      o in light of the costs of providing investment management and other services to each Fund and CSAM's ongoing commitment to each Fund, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

CREDIT SUISSE FUNDS
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      o CSAM's profitability based on fees payable under the Advisory Agreements was reasonable in light of the nature, extent and quality of the services provided to each Fund thereunder.

      No single factor reviewed by the Boards was identified by the Boards as the principal factor in determining whether to approve the Advisory Agreements. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE FUNDS
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS
                     ---------------------------------------

      We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

      In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

      We may collect nonpublic information about you from the following sources:

      o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

      o Information about your transactions with us, our affiliates, or others.

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

      RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

|| No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

      We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

      We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

      NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 17, 2005.

CREDIT SUISSE FUNDS
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-927-2874

      o     On the Fund's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o WWW.CSAM.COM/US                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC.,
DISTRIBUTOR.                                                    USEQVAL-SAR-0405

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Capital Funds

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

                  /s/ Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 5, 2005